Provisions and other liabilities - Asset retirement obligations (ARO) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	$ 15,633
Current portion, reported as trade, other payables and provisions, beginning	659
Provisions and other liabilities at the beginning period	16,292
New or increased provisions and other liabilities	931
Change in estimates	870
Amounts charged against provisions and other liabilities	(427)
Effects of change in the discount rate	(263)
Reduction due to divestments	(306)
Accretion expenses	538
Reclassification and transfer	(1,561)
Currency translation	(128)
Provisions and other liabilities at ending period	15,946
Non-current portion - ending period	15,304
Current portion, reported as trade, other payables and provisions, ending	642
Asset retirement obligations [Member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	11,569
Current portion, reported as trade, other payables and provisions, beginning	165
Provisions and other liabilities at the beginning period	11,734
New or increased provisions and other liabilities	488
Change in estimates	845
Amounts charged against provisions and other liabilities	(126)
Effects of change in the discount rate	(276)
Reduction due to divestments	(403)
Accretion expenses	462
Reclassification and transfer	(174)
Currency translation	(190)
Provisions and other liabilities at ending period	12,360
Non-current portion - ending period	12,171
Current portion, reported as trade, other payables and provisions, ending	190
Other provisions and liabilities [Member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	4,064
Current portion, reported as trade, other payables and provisions, beginning	494
Provisions and other liabilities at the beginning period	4,558
New or increased provisions and other liabilities	443
Change in estimates	25
Amounts charged against provisions and other liabilities	(301)
Effects of change in the discount rate	13
Reduction due to divestments	97
Accretion expenses	76
Reclassification and transfer	(1,387)
Currency translation	62
Provisions and other liabilities at ending period	3,586
Non-current portion - ending period	3,133
Current portion, reported as trade, other payables and provisions, ending	$ 452